Note 44 (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Balances arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2023	December 2022
Assets
Loans and advances to credit institutions	9	9
Loans and advances to customers	1,250	1,842
Debt securities	8	7
Liabilities
Deposits from credit institutions	1	1
Customer deposits	155	204
Memorandum accounts
Financial guarantees given	97	136
Other commitments given	765	751
Loan commitments given	5	10

Balances of consolidated income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2023	June 2022
Income statement
Interest and other income	15	10
Interest expense	2	—
Fee and commission income	2	3
Fee and commission expense	23	18

Transactions with members of the Board of Directors and Senior Management [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance (thousands of Euros)
	30th June 2023				31st December 2022
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	645	1,950	6,415	746	668	1,880	6,321	764
Bank guarantees	—	—	10	—	—	—	10	—
(1) Excluding executive directors.